Information About the Company	12 Months Ended
Dec. 31, 2017
Information About Company
Information About the Company

Information about the company

Biofrontera AG (www.biofrontera.com), registered in the commercial register of Cologne District Court, Department B under No. 49717, and its wholly-owned subsidiaries Biofrontera Bioscience GmbH, Biofrontera Pharma GmbH, Biofrontera Development GmbH, Biofrontera Neuroscience GmbH, all with head office at Hemmelrather Weg 201, 51377 Leverkusen, Germany, and Biofrontera Inc., which is based in Wakefield, Massachusetts, research, develop and market dermatological products. Biofrontera AG is the parent company that prepares the consolidated financial statements for the group. The company’s strategic objective is to position itself globally as a pharmaceuticals company specialising in photodynamic therapy (PDT). Focus areas of activity include further expanding our products’ sales, as well as extending the approvals of Ameluz® to include further indications to enhance its brand potential. Biofrontera AG (hereinafter also the “company” or “Biofrontera”) pursues this goal along with its subsidiaries. All the companies together form the “Biofrontera Group”, or “Group”.

The Biofrontera Group was the first German pharmaceutical start-up company to receive centralised European and U.S. drug approval for an independently developed drug, Ameluz®. In December 2011, Ameluz® was approved in Europe to treat light and moderate actinic keratosis. In September 2016, European approval was expanded to treat field cancerisation, and in January 2017 to treat basal cell carcinoma. In March 2018, European approval was expanded again to include treatment with daylight PDT. In May 2016, the U.S. Food and Drug Administration (or “FDA”) issued approval in the U.S. for lesion-directed and field-directed treatment of actinic keratosis in combination with the red light lamp BF-RhodoLED®. In addition, a range of cosmetic products is to be marketed. The first product in this range, Belixos® Creme, was launched in the autumn of 2009. A hair tonic, Belixos® LIQUID, was introduced in the spring of 2014 and a Belixos® gel skin care for rosacea and acne was launched at the beginning of December 2014. Belixos® Protect, a day cream with protective anti-ageing properties especially for light-damaged skin, followed in July 2015. Belixos® Körpercreme (body cream) has been created to meet the widespread demand for a larger packaging of Belixos® Creme, and is ideal for application to larger skin areas. Two further clinical development projects, one a dermatological project and one for the prevention of migraines, have been spun off into dedicated subsidiaries and are not being actively pursued at the present time.

The product Ameluz® (development name BF-200 ALA), which was approved in Europe at the end of 2011, has been tested for European approval in one Phase II and two Phase III clinical trials to treat actinic keratosis. In preparation for approval in the U.S., two Phase I trials and a further Phase III trial were conducted. Ameluz® consists of a combination of the drug aminolevulinic acid (ALA) and a patent-protected nanoemulsion (BF-200), with the latter chemically stabilising the ALA and enhancing its skin penetration. The clinical results regarding the treatment of actinic keratosis have shown its clear superiority to the competitor product against which it was compared in the Phase III trials. An application for centralised European approval was submitted on 1 September 2010, and this approval was granted by the European Commission on 16 December 2011. Ameluz® has been sold in Germany since February 2012 and in several other European countries since autumn 2012. In September 2016, approval was expanded to treat field cancerisation, in other words, larger related areas permeated by tumour cells. Approval in the U.S. was issued on 10 May 2016, with the U.S. market launch occurring in October 2016. A further Phase III trial on the treatment of basal cell carcinoma formed the basis for the expansion of the existing European approval for this indication, which was issued in January 2017. Ameluz® was also tested in a Phase III trial relating to application in daylight PDT in a direct comparison with its competitor product. This study formed the basis for the European Commission to issue a further expanded approval in March 2018. In August 2017, the FDA confirmed in writing the regulatory path agreed with Biofrontera at a formal meeting for the treatment of basal cell carcinoma with Ameluz®. The study protocol for a Phase III approval test that has yet to be conducted is currently being discussed with the FDA.

In November 2012, Biofrontera’s BF-RhodoLED® PDT lamp received pan-European approval for use as a medical device and has since been sold together with Ameluz®. In Europe, doctors can opt to use any of the lamps approved for PDT, whereas in the U.S. the approval of Ameluz® requires the combined use with the BF-RhodoLED® lamp. It is consequently approved as a combination product along with the Ameluz®.

In July 2016, the company entered into a research collaboration and partnership with Maruho Co., Ltd, (“Maruho”), a Japanese company specialising in dermatology, in which possibilities to jointly develop pharmaceutical products for the European market based on Biofrontera’s proprietary nanoemulsion technology are to be researched. This corresponds to the same strategy with which Ameluz® was also developed. The nanoemulsion technology stabilised the active substance and improved skin penetration, leading to greater clinical efficacy. This principle is also to be applied to other substances as part of the collaboration and partnership with Maruho. According to the agreement, Maruho will bear all costs connected with the exploratory research of new product candidates. The plan is that the parties should be joint owners of the intellectual property they develop. In terms of marketing, Biofrontera is to receive the license in Europe. As the agreement is limited to Europe, further regional rights have not yet been discussed or determined. The agreement was initially limited to 31 December 2017 and was extended until 31 March 2018. The parties are currently discussing a potential further extension or expansion.

The BF-derm1 project, which is currently not being actively pursued, was tested in a three-part Phase II trial for the treatment of chronic, antihistamine-resistant urticaria. The trial demonstrated the drug’s good efficacy, which reduced the intensity of urticaria rashes and itching as well as reducing the amount of drowsiness-inducing antihistamines required by patients.

The BF-1 project is an innovative substance that is intended to be used for migraine prophylaxis. The substance was administered to healthy subjects for the first time towards the end of 2006, by intravenous injection and in tablet form. The company received the results of this trial in early 2007. They show that the substance is almost completely absorbed in the intestine, and that it takes around two days for 50% of the substance to be broken down or excreted. These results are an excellent starting point for developing the substance for administration in tablet form.

The intention is to finance the development of both BF-derm1 and BF-1 independently of Biofrontera’s normal budget by seeking funding providers who will benefit directly from the development of these products. For this reason, the two projects were acquired by Biofrontera AG and transferred as shareholder contributions to the two subsidiaries Biofrontera Development GmbH and Biofrontera Neuroscience GmbH, which were formed in December 2012. The product BF-derm1, which is intended for the treatment of severe chronic urticaria, is now the responsibility of Biofrontera Development GmbH, while the product BF-1, which is intended for the prophylactic treatment of migraines, is the responsibility of Biofrontera Neuroscience GmbH. This outsourcing of development candidates has created a structure through which the financing of the further development of these two products was uncoupled from the normal Group financing. As a result, the company’s short-term financial plans can focus on the market launch of Ameluz® in North America and the extension of its range of indications, as well as the establishment of the Group as a specialist pharmaceutical company.